Earnings /(loss) per share - Summary of Basic Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator
Profit/ (loss) for the period	$ 30	$ (184)
Net loss attributable to non-controlling interests	(29)	(27)
Net income/ (loss) for the period attributable to ordinary shareholders	$ 59	$ (157)
Denominator
Basic weighted-average ordinary shares outstanding (in shares)	4,099,960	3,950,064
Basic earnings/ (loss) per share attributable to ordinary shareholders (in USD per share)	$ 0.01	$ (0.04)